OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - CAD ($)		12 Months Ended
	May 02, 2021	Mar. 31, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Lease liability	$ 100,877	$ 2,347
Undiscounted value	$ 134,766
Discount rate	12.00%
Description pf lease payments	the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI